Provisions - Components of the costs for the defined benefit plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Pension plans
Current service cost	€ 4,704	€ 5,204
Net interest expenses	3,361	3,536
Total expenses recognised in profit and loss	8,065	8,740
Actuarial losses due to experience adjustments	(1,914)	(1,131)
Actuarial gains due to changes in financial assumptions	(1,206)	4,200
Return on plan assets (excluding amounts included in net interest expense)	(111)	(227)
Revaluation recognised directly in other comprehensive income	(3,231)	2,842	[1]	€ 11,776	[1]
Defined benefit costs	€ 4,834	€ 11,582
Actuarial assumption of discount rates	3.50%	3.40%
Gains (losses) on changes in actuarial assumptions recognised in other comprehensive income	€ 3,120	€ 3,069
GERMANY
Pension plans
Actuarial assumption of discount rates	3.50%	3.40%		3.90%

[1]	Restated figures (Note 2.d)